Debt (Tables)	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Schedule of Debt [Table Text Block]
Debt outstanding and interest rates at December 31 were as follows (in millions):

			Interest Rates
	Debt		Average Contractual		Average Effective
	2015	2016	2015	2016	2015	2016
Short-term debt
Unsecured debt
Floating rate demand notes	$5,926	$5,986
Commercial paper	1,722	4,507
Other short-term debt	2,708	3,803
Asset-backed debt	1,855	1,063
Total short-term debt	12,211	15,359	1.6%	2.3%	1.6%	2.3%
Long-term debt
Unsecured debt
Notes payable within one year	10,254	12,369
Notes payable after one year	48,672	49,308
Asset-backed debt
Notes payable within one year	18,855	19,286
Notes payable after one year	29,390	30,112
Unamortized discount	(25)	(8)
Unamortized issuance costs	(214)	(212)
Fair value adjustments	458	278
Total long-term debt	107,390	111,133	2.3%	2.4%	2.4%	2.5%
Total debt	$119,601	$126,492	2.2%	2.4%	2.3%	2.4%

Fair value of debt	$120,546	$128,001
Interest rate characteristics of debt payable after one year
Fixed interest rate	54,396	56,684
Variable interest rate (generally based on LIBOR or other short-term rates)	23,666	22,736
Total payable after one year	$78,062	$79,420

Schedule of Debt with Affilated Companies [Table Text Block]
Debt with affiliated companies included in the above table at December 31 was as follows (in millions):

	2015	2016
Other short-term debt	$88	$29
Notes payable within one year	13	—
Notes payable after one year	83	—
Total debt with affiliated companies	$184	$29

Schedule of Maturities of Long-term Debt [Table Text Block]
Debt maturities at December 31, 2016 were as follows (in millions):

	2017 (a)	2018	2019	2020	2021	Thereafter (b)	Total
Unsecured debt	$26,665	$12,374	$11,135	$6,843	$9,125	$9,831	$75,973
Asset-backed debt	20,349	12,129	9,725	4,909	2,299	1,050	50,461
Total	47,014	24,503	20,860	11,752	11,424	10,881	126,434
Unamortized discount							(8)
Unamortized issuance costs							(212)
Fair value adjustments							278
Total debt							$126,492
__________

(a)	Includes $15,359 million for short-term and $31,655 million for long-term debt.

(b)	Includes $9,828 million of unsecured debt maturing between 2022 and 2026 with the remaining balance maturing by 2048.